Aug. 25, 2017
Needham Growth Fund
Needham Growth Fund
Needham Growth Fund Retail Class NEEGX Institutional Class NEEIX Supplement dated August 25, 2017 to the Prospectus for The Needham Funds, Inc., dated May 1, 2017.
Notwithstanding anything in a Fund’s Prospectus or Statement of Additional Information, the redemption fee for each Fund is removed and will not be charged, effective August 25, 2017.

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You should read this Supplement in conjunction with the Prospectus for The Needham Funds, Inc., as dated May 1, 2017 and supplemented from time to time.  This document provides information that you should know about The Needham Funds, Inc. before investing and has been filed with the Securities and Exchange Commission.  This document is available upon request and without charge by calling the Company at 1-800-625-7071.

Please retain this Supplement for future reference.